Restricted Stock Unit granted (Detail) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RSUs granted by the Company, outstanding RSUs
Beginning Balance	1,220,000
Granted	2,498,000	1,220,000
Cancelled	(1,859,000)
Vested	(464,750)
Forfeited
Ending Balance	1,394,250	1,220,000
RSUs granted by the Company, Weight average grant date fair value
Beginning Balance	4,856
Granted	8,978	4,856
Cancelled	(6,986)
Vested	(1,712)
Forfeited
Ending Balance	5,136	4,856